UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

THE SWISS HELVETIA FUND, INC.

1270 Avenue of the Americas, Suite 400

New York, New York 10020

1-888-SWISS-00

Alexandre de Takacsy, President

Hottinger et Cie

3 Place des Bergues

C.P. 395

CH-1201 Geneva

Switzerland

Date of fiscal year end: December 31

Date of reporting period: July 1, 2009 – September 30, 2009

Item 1.    Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited)	September 30, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — 94.33%

Banks — 8.80%

347,000	Credit Suisse Group[1] Registered Shares	$19,228,545	4.28%
	A global diversified financial service company with significant activity in private banking, investment banking, asset management and insurance service. (Cost $13,135,302)

1,110,000	UBS AG1,2 Registered Shares	20,292,681	4.52%
	A global diversified financial service company with significant activity in private banking, investment banking, and asset management. (Cost $12,671,207)

		39,521,226	8.80%

Biotechnology — 8.91%

80,555	Actelion, Ltd.[2] Registered Shares	4,995,629	1.11%
	Biotechnology company that develops and markets synthetic small-molecule drugs against diseases related to the endothelium. (Cost $955,475)

No. of Shares	Security	Fair Value	Percent of Net Assets

Biotechnology — (continued)

488,370	Addex Pharmaceuticals, Ltd.[2,6] Registered Shares	$16,213,893	3.61%
Bio-pharmaceutical company that discovers and develops allosteric modulators for human health. Allosteric modulators are a different kind of orally available small molecule therapeutic agent.
	(Cost $21,438,553)

10,000	Bachem Holding AG Registered Shares	675,565	0.15%
	Manufactures ingredients for pharmaceuticals, generic drugs, and research supplies. (Cost $833,329)

95,000	Basilea Pharmaceutica AG2 Registered Shares	9,548,981	2.13%
	Conducts research into the development of drugs for the treatment of infectious diseases and dermatological problems. (Cost $6,934,695)

260,000	Nobel Biocare Holding AG Registered Shares	8,594,420	1.91%
	Develops and produces dental implants and dental prosthetics (Cost $6,239,018)

		40,028,488	8.91%

Chemicals — 4.47%

1,298,603	Clariant AG2 Registered Shares	11,801,500	2.63%
	Develops, produces, markets and sells specialty chemical products. (Cost $9,429,780)

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Chemicals — (continued)

36,000	Syngenta AG Registered Shares	$8,260,589	1.84%
	Produces herbicides, insecticides and fungicides, and seeds for field crops, vegetables, and flowers. (Cost $8,613,570)

		20,062,089	4.47%

Construction & Materials — 4.97%

1,141	Belimo Holding AG Registered Shares	1,127,090	0.25%
	World market leader in damper and volume control actuators for ventilation and air-conditioning equipment. (Cost $222,726)

309,200	Holcim, Ltd.[1,2] Registered Shares	21,186,450	4.72%
	Produces building materials. (Cost $17,262,378)

		22,313,540	4.97%

Financial Services — 1.97%

72,800	Partners Group Registered Shares	8,868,038	1.97%
	Global alternative asset management firm in private equity, private debt, private real estate, infrastructure and hedge funds. (Cost $7,062,523)

		8,868,038	1.97%

No. of Shares	Security	Fair Value	Percent of Net Assets

Food & Beverages — 12.87%

135	Lindt & Sprungli AG Registered Shares	$3,741,724	0.83%
	Major manufacturer of premium Swiss chocolates. (Cost $471,625)

1,271,000	Nestle SA1 Registered Shares	54,090,840	12.04%
	Largest food and beverage processing company in the world. (Cost $6,727,930)

		57,832,564	12.87%

Industrial Goods & Services — 7.66%

150,000	3S Swiss Solar Systems AG2	3,165,807	0.71%
	Develops and produces manual and semi-automatic lines for solar modules. The company also offers building-integrated solar systems. (Cost $2,215,793)

290,000	ABB, Ltd. Registered Shares	5,813,136	1.29%
	The holding company for ABB Group, which is one of the largest electrical engineering firms in the world. (Cost $4,303,036)

353,000	Adecco SA1 Registered Shares	18,744,567	4.17%
	Supplies personnel and temporary help, and offers permanent placement services for professionals and specialists in a range of occupations. (Cost $16,521,089)

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Industrial Goods & Services — (continued)

6,440	Inficon Holding AG Registered Shares	$778,895	0.17%
	Manufactures and markets vacuum instruments used to monitor and control production processes. Manufactures on-site chemical detection and monitoring system. (Cost $581,616)

25,744	Kuehne + Nagel International AG Registered Shares	2,234,132	0.50%
	Transports freight worldwide. (Cost $1,509,445)

45,000	OC Oerlikon Corp. AG2 Registered Shares	3,664,530	0.82%
	Manufactures coating machinery, semiconductor assembly equipment, and satellite components. (Cost $3,708,945)

		34,401,067	7.66%

Insurance — 9.44%

132,000	Swiss Life Holding AG Registered Shares	15,596,010	3.47%
	Financial services company provides life and property insurance, institutional investment management, and private banking services. (Cost $14,627,538)

No. of Shares	Security	Fair Value	Percent of Net Assets

Insurance — (continued)

595,000	Swiss Re1 Registered Shares	$26,824,170	5.97%
	Offers reinsurance and insurance linked financial market products (Cost $23,413,066)

		42,420,180	9.44%

Medical Technology — 1.12%

50,000	Sonova Holding AG Registered Shares	5,035,417	1.12%
	Designs and produces wireless analog and digital in-the-ear and behind-the-ear hearing aids and miniaturized voice communications systems. (Cost $3,623,674)

		5,035,417	1.12%

Pharmaceuticals — 19.47%

687,000	Novartis AG1 Registered Shares	34,328,483	7.64%
	One of the leading manufacturers of branded and generic pharmaceutical products. Manufactures nutrition products. (Cost $7,183,219)

329,000	Roche Holding AG1 Non-voting equity securities	53,107,984	11.83%
	Worldwide pharmaceutical company. (Cost $5,420,086)

		87,436,467	19.47%

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2009

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Real Estate & Infrastructure — 2.83%

31,000	Mobimo Holding AG2 Registered Shares	$4,905,508	1.09%
	Builds and renovates residential real estate and invests in commercial real estate. (Cost $4,747,595)

135,000	PSP Swiss Property AG Registered Shares	7,806,100	1.74%
	Owns and manages real estate. The company owns a portfolio of office buildings in the financial and historic sections of the five largest swiss cities. (Cost $7,878,569)

		12,711,608	2.83%

Retailers — 1.79%

33,500	Dufry Group[2] Registered Shares	1,872,501	0.42%
	Operates duty-free shops in countries such as Tunisia, Italy, Mexico, France, Russia, the United Arab Emirates, Singapore, the Caribbean and the United States. (Cost $1,977,119)

17,550	Galenica AG Registered Shares	6,173,324	1.37%
	Manufactures and distributes prescription and over-the-counter drugs, toiletries and hygiene products. (Cost $2,147,767)

		8,045,825	1.79%

No. of Shares	Security	Fair Value	Percent of Net Assets

Technology — 4.17%

92,000	Kudelski SA Bearer Shares	$2,133,205	0.48%
	Designs and manufactures digital security products. (Cost $1,331,701)

708,000	Temenos Group AG1,2 Registered Shares	16,580,157	3.69%
	Provides integrated software for the banking sector. (Cost $10,945,474)

		18,713,362	4.17%

Utility Suppliers — 5.86%

35,023	Alpiq Holding, Ltd.[1]	16,606,096	3.70%
	Generates, transmits and distributes electricity throughout Europe. (Cost $16,949,030)

1,500	Electrizitaets-Gesellschaft Laufenburg AG Bearer Shares	1,590,132	0.35%
	Operates nuclear and hydroelectric generating plants and sells excess power throughout Europe. (Cost $1,970,882)

5,000	Raetia Energie AG Participation Certificate	1,696,140	0.38%
	Generates and distributes electric power from its own hydroelectric stations, as well as from outside nuclear power suppliers of electric power. (Cost $2,035,541)

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2009

No. of Shares/ Units	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Utility Suppliers — (continued)

3,110	Romande Energie Holding SA Registered Shares	$6,443,888	1.43%
	Distributes electricity in the Canton of Vaud, provides repair and other electrical services to its customers. (Cost $7,533,642)

		26,336,256	5.86%

	Total Common Stocks (Cost $252,622,938)	423,726,127	94.33%

Private Equity and other Illiquid Direct Investments — 2.33%

	Aravis Biotech Il - Limited Partnership (Cost $1,399,911)[2,3,4]	1,494,739	0.33%

168,000	Kuros Biosurgery AG (Cost $2,516,639)[2,3,4]	2,622,850	0.58%

133,200	Synosia Therapeutics Holding AG (Cost $1,740,546)[2,3,4]	1,927,430	0.43%

	Zurmont Madison Private Equity, Limited Partnership (Cost $5,737,218)[2,3,4]	4,424,273	0.99%

	Total Private Equity and other Illiquid Direct Investments (Cost $11,394,314)	10,469,292	2.33%

Purchased Options — 3.30%

Call Warrants — 3.28%

940,000	Credit Suisse Group Expires 03/19/10 at 60.00 CHF	4,230,521	0.94%

No. of Shares/ Units	Security	Fair Value	Percent of Net Assets

Call Warrants (continued)

118,750	Julius Baer Holding AG Expires 06/18/10 at 60.00 CHF	$454,332	0.10%

1,490,000	Novartis AG Expires 12/18/09 at 50.00 CHF	4,307,811	0.96%

300,000	Swiss Re Expires 03/19/10 at 50.00 CHF[5]	1,095,745	0.25%

8,600,000	UBS AG Expires 03/19/10 at 20.00 CHF	2,974,548	0.66%

10,500,000	UBS AG Expires 03/19/10 at 25.00 CHF	1,023,033	0.23%

300,000	UBS AG Expires 06/18/10 at 20.00 CHF	641,835	0.14%

		14,727,825	3.28%

Put Warrant — 0.02%

7,000,000	SMIM Expires 02/19/10 at 950.00 CHF	78,254	0.02%

		78,254	0.02%

	Total Purchased Options (Cost $15,806,348)	14,806,079	3.30%

	Total Investments * (Cost $279,823,600)	449,001,498	99.96%

	Cash and Other Assets less Other Liabilities, net	178,292	0.04%

	Net Assets	$449,179,790	100.0%

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2009

[1]	One of the ten largest portfolio holdings.
[2]	Non-income producing security.
[3]

Restricted security not registered under the Securities Act of 1933, as amended, other than Rule 144A securities. At the end of the period, the value of these securities amounted to $10,469,292 or 2.33% of the Fund’s net assets. Additional information on the restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
Aravis Biotech II, LP	July 31, 2007	$205,328
Aravis Biotech II, LP	February 21, 2008	399,343
Aravis Biotech II, LP	August 4, 2008	81,013
Aravis Biotech II, LP	February 16, 2009	427,125
Aravis Biotech II, LP	May 5, 2009	287,102
Kuros Biosurgery Holding AG	August 10, 2009	2,303,289
Kuros Biosurgery Holding AG	August 28, 2009	213,350
Synosia Therapeutics Holding AG	October 17, 2008	882,067
Synosia Therapeutics Holding AG	February 23, 2009	858,479
Zurmont Madison Private Equity, LP	September 13, 2007	97,252
Zurmont Madison Private Equity, LP	December 17, 2007	109,210
Zurmont Madison Private Equity, LP	February 28, 2008	3,225,332
Zurmont Madison Private Equity, LP	April 14, 2008	169,431
Zurmont Madison Private Equity, LP	June 26, 2008	154,642
Zurmont Madison Private Equity, LP	June 16, 2009	533,134
Zurmont Madison Private Equity, LP	June 29, 2009	736,311
Zurmont Madison Private Equity, LP	August 20, 2009	711,906

		$11,394,314

[4]	Security priced by the Board’s pricing committee. At the end of the period, the value of these securities amounted to $10,469,292 or 2.33% of the Fund’s net assets.
[5]	Security held in connection with open written call option.
[6]

Affiliated company. An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the year with companies which were affiliates are as follows:

Name of Issuer	Shares Held as of Beginning of Year	Gross Additions	Gross Reductions	Income	Shares Held as of End of Year	Value as of End of Year
Addex Pharmaceuticals Ltd.	488,370	$—	$—	$—	488,370	$16,213,893

	488,370	$—	$—	$—	488,370	$16,213,893

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (concluded)	September 30, 2009

*	Cost for Federal income tax purposes is $280,736,136 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$181,777,115
Gross Unrealized Depreciation	(13,511,753)

Net Unrealized Appreciation (Depreciation)	$168,265,362

The description of each investment shown on the Schedule of Investments was obtained from Bloomberg as of September 30, 2009. These Descriptions have not been audited.

Schedule of Written Options (Unaudited)
No. of Contracts	Company	Fair Value	Percent of Net Assets
Written Call Options — (0.21)%

(300,000)	Swiss Re Expires 03/19/10 at $52.00 CHF	$(942,514)	(0.21)%

	Total Written Call Options (Proceeds $(762,490))	$(942,514)	(0.21)%

See Notes to Schedule of Portfolio Investments.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

The Fund values its investments at fair value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund’s net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the mean between the bid and asked prices for that day.

When valuing fixed income securities, the Fund uses the last bid price prior to the calculation of the Fund’s net asset value. If a current bid price is not available, the Fund uses the mean between the latest quoted bid and asked prices. When valuing fixed income securities that mature within sixty days, the Fund uses amortized cost.

It is the responsibility of the Fund’s Board of Directors (the “Board”) to establish fair valuation procedures. When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith in accordance with these procedures. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at some other value.

As of September 30, 2009, Aravis Biotech II, Synosia Therapeutics Holding AG, Zurmont Madison Private Equity, LP, and Kuros Biosurgery AG are restricted securities priced at fair value as determined by the Board’s Pricing Committee pursuant to the Board’s valuation procedures.

SWX-listed options or options that are not listed at the request of a counterparty are valued using implied volatilities as input into widely accepted models (e.g., Black-Scholes). Eurex-listed options are valued at their most recent sale price (latest bid for long options and the latest ask for short options), or if there are not such sales, at the average of the most recent bid and asked quotations, or if such quotations are not available, at the last bid quotation (in the case of purchased options) or the last asked quotation (in the case of written options); however, if there are no such quotations, such contracts will be valued using the implied volatilities observed for similar options as an input to a model. Options traded in the over-the- counter market are valued at the price communicated by the counterparty to the option, which typically is the price at which the counterparty would close out the transaction.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable	Total
Investments in Securities
Common Stock*	$423,726,127	$—	$—	$423,726,127

Private Equity and Other Illiquid Direct Investments	—	—	10,469,292	10,469,292
Purchased Options	14,806,079	—	—	14,806,079

Total Investments in Securities	$438,532,206	$—	$10,469,292	$449,001,498

Other Financial Instruments
Written Options	(942,514)	—	—	(942,514)

Total Other Financial Instruments	$(942,514)	$—	$—	$(942,514)

*	Please see the Schedule of Investments for Industry classifications.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (continued)

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Private Equity and Other Illiquid Direct Investments
Balance as of 12/31/2008	$4,458,216
Change in Unrealized Appreciation/(Depreciation)	(35,332)
Net Purchase/(Sales)	6,046,408

Balance as of 9/30/2009	$10,469,292

Options

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

A summary of the options transactions written by the Fund is as follows:

Options Transactions	Number of Contracts	Premiums Received
Outstanding, December 31, 2008	—	$—
Written	1,530,000	3,402,514
Exercised	—	—
Expired	(500,000)	(331,057)
Closed	(730,000)	(2,308,967)

Outstanding, September 30, 2009	300,000	$762,490

Market Value, September 30, 2009		$(942,514)

Foreign Currency Translation

The Fund maintains its accounting records in U.S. dollars. The Fund determines the U.S. dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. The cost basis of foreign denominated assets & liabilities is determined on the date that they are first recorded within the Fund and translated to U.S. dollars. These assets and liabilities are subsequently valued each day at prevailing exchange rates. The difference between the original cost and current value denominated in U.S. dollars is recorded as Unrealized Currency Gain/Loss. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translations shown on the Fund’s financial statements result from the sale of foreign currencies, from currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the U.S. dollar value of the foreign currency. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited) (concluded)

Estimates

In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

Private Equity and Other Illiquid Direct Investments

As of September 30, 2009, the Fund was invested in two private equity funds and two direct illiquid investments. The Fund’s investments are summarized in the Schedule of Investments. The Fund made capital commitments to private equity funds of $12,872,971 (14,000,000 Swiss francs) for Zurmont Madison Private Equity, LP, with $4,424,273 (4,590,847 Swiss francs) outstanding at September 30, 2009, and $2,988,368 (3,250,000 Swiss francs) for Aravis Biotech II, LP, with $1,494,739 (1,551,016 Swiss francs) outstanding at September 30, 2009. Additionally, the Fund made direct investments in Synosia Therapeutics Holding AG of $1,927,430 (1,999,998 Swiss francs) and Kuros Biosurgery AG of $2,622,850 (2,721,600 Swiss francs).

THE SCHEDULE OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Swiss Helvetia Fund, Inc.

By (Signature and Title)*   /s/ Rudolf Millisits

                                                                     Rudolf Millisits, Chief Executive Officer

Date  11/24/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Rudolf Millisits

                                                                    Rudolf Millisits, Chief Executive Officer

Date  11/24/2009

By (Signature and Title)*  /s/ Rudolf Millisits

                                                                           Rudolf Millisits, Chief Financial Officer

Date  11/24/2009